Organization and Summary of Significant Accounting Policies - Fair Value of Warrants Measured on a Recuring Basis (Details) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Accounting Policies [Abstract]
Balance at beginning of year
Derivative liabilities added-warrants	$ 82,530
Net change in fair value included in net loss	5,700
Ending balance	$ 88,230